Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1.Summary of Significant Accounting Policies

A)NATURE OF OPERATIONS

Encana Corporation and its subsidiaries (“Encana” or the “Company”) are in the business of the exploration for, the development of, and the production and marketing of natural gas, oil and natural gas liquids (“NGLs”).  The term liquids is used to represent Encana’s oil, NGLs and condensate.

B)BASIS OF PRESENTATION

The Consolidated Financial Statements include the accounts of Encana and are presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

In these Consolidated Financial Statements, unless otherwise indicated, all dollar amounts are expressed in United States (“U.S.”) dollars. Encana’s financial results are consolidated in Canadian dollars; however, the Company has adopted the U.S. dollar as its reporting currency to facilitate a more direct comparison to other North American oil and gas companies. All references to US$ or to $ are to United States dollars and references to C$ are to Canadian dollars.

C)PRINCIPLES OF CONSOLIDATION

The Consolidated Financial Statements include the accounts of Encana and entities in which it holds a controlling interest.  All intercompany balances and transactions are eliminated on consolidation.  For upstream joint interest operations where Encana retains an undivided interest in jointly owned property, the Company records its proportionate share of assets, liabilities, revenues and expenses.  Investments in non-controlled entities over which Encana has the ability to exercise significant influence are accounted for using the equity method.

D)FOREIGN CURRENCY TRANSLATION

Monetary assets and liabilities of the Company that are denominated in foreign currencies are translated at the rates of exchange in effect at the period end date.  Any gains or losses are recorded in the Consolidated Statement of Earnings.  Foreign currency revenues and expenses are translated at the rates of exchange in effect at the time of the transaction.

For the accounts of foreign operations, assets and liabilities are translated at period end exchange rates, while revenues and expenses are translated using average rates over the period. Translation gains and losses relating to the foreign operations are included in accumulated other comprehensive income (“AOCI”).  Recognition of Encana’s accumulated translation gains and losses into net earnings occurs upon complete or substantially complete liquidation of the Company’s investment in the foreign operation.

For financial statement presentation, assets and liabilities are translated into the reporting currency at period end exchange rates, while revenues and expenses are translated using average rates over the period. Gains and losses relating to the financial statement translation are included in AOCI.

E)USE OF ESTIMATES

The timely preparation of the Consolidated Financial Statements requires that Management make estimates and assumptions and use judgment regarding the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the period. Such estimates primarily relate to unsettled transactions and events as of the date of the Consolidated Financial Statements. Accordingly, actual results may differ from estimated amounts as future events occur.

Significant items subject to estimates and assumptions are:

•	Estimates of proved reserves and related future cash flows used for depletion and ceiling test impairment calculations
•	Estimated fair value of long-term assets used for impairment calculations
•	Fair value of reporting units used for the assessment of goodwill
•	Estimates of future taxable earnings used to assess the realizable value of deferred tax assets
•	Fair value of asset retirement obligations and costs
•	Fair value of derivative instruments
•	Tax interpretations, regulations and legislation in the various jurisdictions in which the Company and its subsidiaries operate
•	Accruals for long-term performance-based compensation arrangements, including whether or not the performance criteria will be met and measurement of the ultimate payout amount
•	Recognized values of pension assets and obligations, as well as the pension costs charged to net earnings depend on certain actuarial and economic assumptions
•	Accruals for legal claims, environmental risks and exposures

F)REVENUE RECOGNITION

Revenues associated with Encana’s natural gas and liquids are recognized when production is sold to a purchaser at a fixed or determinable price, delivery has occurred, title has transferred and collectability of the revenue is probable.  Realized gains and losses from the Company’s financial derivatives related to natural gas and oil commodity prices are recognized in revenue when the contract is settled.  Unrealized gains and losses related to these contracts are recognized in revenue based on the changes in fair value of the contracts at the end of the respective periods.

Market optimization revenues and purchased product expenses are recorded on a gross basis when Encana takes title to the product and has the risks and rewards of ownership.  Purchases and sales of products that are entered into in contemplation of each other with the same counterparty are recorded on a net basis. Revenues associated with the services provided where Encana acts as agent are recorded as the services are provided.

G)PRODUCTION AND MINERAL TAXES

Costs paid by Encana to certain mineral and non-mineral interest owners based on production of natural gas and liquids are recognized when the product is produced.

H)TRANSPORTATION AND PROCESSING

Costs paid by Encana for the transportation and processing of natural gas and liquids are recognized when the product is delivered and the services provided.

I)OPERATING

Operating costs paid by Encana for oil and gas properties in which the Company has a working interest. Expenses are net of amounts capitalized in accordance with the full cost method of accounting.

J)EMPLOYEE BENEFIT PLANS

The Company sponsors defined contribution and defined benefit plans, providing pension and other post-employment benefits to its employees in Canada and the U.S.  As of January 1, 2003, the defined benefit pension plan was closed to new entrants.

Pension expense for the defined contribution pension plan is recorded as the benefits are earned by the employees covered by the plans.  Encana accrues for its obligations under its employee defined benefit plans, net of plan assets.  The cost of defined benefit pensions and other post-employment benefits is actuarially determined using the projected benefit method based on length of service and reflects Management’s best estimate of salary escalation, retirement ages of employees and expected future health care costs. The expected return on plan assets is based on historical and projected rates of return for assets in the investment plan portfolio.  The actual return is based on the fair value of plan assets. The projected benefit obligation is discounted using the market interest rate on high-quality corporate debt instruments as at the measurement date.

Pension expense for the defined benefit pension plan includes the cost of pension benefits earned during the current year, the interest cost on pension obligations, the expected return on pension plan assets, the amortization of the net transitional obligation, the amortization of adjustments arising from pension plan amendments, the amortization of prior service costs, and the amortization of the excess of the net actuarial gain or loss over 10 percent of the greater of the benefit obligation and the fair value of plan assets.   Amortization is done on a straight-line basis over a period covering the expected average remaining service lives of employees covered by the plans.  Actuarial gains and losses related to the change in the over-funded or under-funded status of the defined benefit pension plan and other post-employment benefit plans are recognized in other comprehensive income.

K)INCOME TAXES

Encana follows the liability method of accounting for income taxes. Under this method, deferred income taxes are recorded for the effect of any temporary difference between the accounting and income tax basis of an asset or liability, using the enacted income tax rates and laws expected to apply when the assets are realized and liabilities are settled. Current income taxes are measured at the amount expected to be recoverable from or payable to the taxation authorities based on the income tax rates and laws enacted at the end of the reporting period. The effect of a change in the enacted tax rates or laws is recognized in net earnings in the period of enactment.  Income taxes are recognized in net earnings except to the extent that they relate to items recognized directly in shareholders’ equity, in which case the income taxes are recognized directly in shareholders’ equity.

Deferred income tax assets are routinely assessed for realizability.  If it is more likely than not that deferred tax assets will not be realized, a valuation allowance is recorded to reduce the deferred tax assets.  Encana considers available positive and negative evidence when assessing the realizability of deferred tax assets including historic and expected future taxable earnings, available tax planning strategies and carry forward periods.  The assumptions used in determining expected future taxable earnings are consistent with those used in the goodwill impairment assessment.

Encana recognizes the financial statement effects of a tax position when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by a taxing authority.  A recognized tax position is initially and subsequently measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with a taxing authority.  Liabilities for unrecognized tax benefits that are not expected to be settled within the next 12 months are included in other liabilities and provisions.

L)EARNINGS PER SHARE AMOUNTS

Basic net earnings per common share is computed by dividing the net earnings by the weighted average number of common shares outstanding during the period. Diluted net earnings per common share amounts are calculated giving effect to the potential dilution that would occur if stock options were exercised or other contracts to issue common shares were exercised, fully vested, or converted to common shares. The treasury stock method is used to determine the dilutive effect of stock options and other dilutive instruments. The treasury stock method assumes that proceeds received from the exercise of in-the-money stock options and other dilutive instruments are used to repurchase common shares at the average market price.

M)CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand and short-term investments, such as money market deposits or similar type instruments, with a maturity of three months or less when purchased.  Outstanding disbursements issued in excess of applicable bank account balances are excluded from cash and cash equivalents and are recorded in accounts payable and accrued liabilities.  Cash in reserve represents cash amounts segregated or held in escrow which are not available for general operating use.

N)PROPERTY, PLANT AND EQUIPMENT

UPSTREAM

Encana uses the full cost method of accounting for its acquisition, exploration and development activities.  Under this method, all costs directly associated with the acquisition of, the exploration for, and the development of natural gas and liquids reserves, are capitalized on a country-by-country cost centre basis. Capitalized costs exclude costs relating to production, general overhead or similar activities.

Under the full cost method of accounting, the carrying amount of Encana’s natural gas and oil properties within each country cost centre is subject to a ceiling test performed quarterly.  A ceiling test impairment is recognized in net earnings when the carrying amount of a country cost centre exceeds the country cost centre ceiling.  The carrying amount of a cost centre includes capitalized costs of proved oil and gas properties, net of accumulated depletion and the related deferred income taxes.

The cost centre ceiling is the sum of the estimated after-tax future net cash flows from proved reserves, using the 12-month average trailing prices and unescalated future development and production costs, discounted at 10 percent, plus unproved property costs.   The 12-month average trailing price is calculated as the average of the price on the first day of each month within the trailing 12-month period.  Any excess of the carrying amount over the calculated ceiling amount is recognized as an impairment in net earnings.

Capitalized costs accumulated within each cost centre are depleted using the unit-of-production method based on proved reserves.  Depletion is calculated using the capitalized costs, including estimated retirement costs, plus the undiscounted future expenditures to be incurred in developing proved reserves.

Costs associated with unproved properties are excluded from the depletion calculation until it is determined that proved reserves are attributable or impairment has occurred.  Unproved properties are assessed separately for impairment on a quarterly basis.  Costs that have been impaired are included in the costs subject to depletion within the full cost pool.

Proceeds from the divestiture of properties are normally deducted from the full cost pool without recognition of gain or loss unless the deduction significantly alters the relationship between capitalized costs and proved reserves in the cost centre, in which case a gain or loss is recognized in net earnings.  Generally, a gain or loss on a divestiture is not recognized unless more than 25 percent of the Company’s proved reserves quantities in a particular country are sold.  For divestitures that result in the recognition of a gain or loss on the sale and constitute a business, goodwill is allocated to the divestiture.

MARKET OPTIMIZATION

Midstream facilities, including power generation facilities, are carried at cost and depreciated on a straight-line basis over the estimated service lives of the assets, which are 20 years.

CORPORATE

Costs associated with office furniture, fixtures, leasehold improvements, information technology and aircraft are carried at cost and depreciated on a straight-line basis over the estimated service lives of the assets, which range from three to 25 years. Costs associated with The Bow office building are carried at cost and depreciated on a straight-line basis over the 60-year estimated life of the building. Assets under construction are not subject to depreciation until put into use.  Land is carried at cost.

O)CAPITALIZATION OF COSTS

Expenditures related to renewals or betterments that improve the productive capacity or extend the life of an asset are capitalized.  Maintenance and repairs are expensed as incurred.  Interest is capitalized during the construction phase of major development projects.

P)BUSINESS COMBINATIONS

Business combinations are accounted for using the acquisition method.  The acquired identifiable net assets are measured at their fair value at the date of acquisition.  Deferred taxes are recognized for any differences between the fair value of net assets acquired and their tax bases.   Any excess of the purchase price over the fair value of the net assets acquired is recognized as goodwill.  Any deficiency of the purchase price below the fair value of the net assets acquired is recorded as a gain in net earnings.  Associated transaction costs are expensed when incurred.

Q)GOODWILL

Goodwill, which represents the excess of purchase price over fair value of net assets acquired, is assessed for impairment at least annually at December 31. Goodwill and all other assets and liabilities are allocated to reporting units, which are Encana’s country cost centres.  To assess impairment, the carrying amount of each reporting unit is determined and compared to the fair value of the reporting unit.  If the carrying amount of the reporting unit is higher than its related fair value then goodwill is written down to the reporting unit’s implied fair value of goodwill.  The implied fair value of goodwill is determined by deducting the fair value of the reporting unit’s assets and liabilities from the fair value of the reporting unit as if the reporting entity had been acquired in a business combination.  Any excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and charged to net earnings.  Subsequent measurement of goodwill is at cost less any accumulated impairments.

R)IMPAIRMENT OF LONG-TERM ASSETS

The carrying value of long-term assets, excluding goodwill and upstream assets included in property, plant and equipment, are assessed for impairment when indicators suggest that the carrying value of an asset or asset group may not be recoverable.  If the carrying amount exceeds the sum of the undiscounted cash flows expected to result from the continued use and eventual disposition of the asset or asset group, an impairment is recognized for the excess of the carrying amount over its estimated fair value.

S)ASSET RETIREMENT OBLIGATION

Asset retirement obligations are those legal obligations where the Company will be required to retire tangible long-lived assets such as producing well sites, offshore production platforms and natural gas processing plants.  The fair value of estimated asset retirement obligations is recognized in the Consolidated Balance Sheet when incurred and a reasonable estimate of fair value can be made.  The asset retirement cost, equal to the initially estimated fair value of the asset retirement obligation, is capitalized as part of the cost of the related long-lived asset.  Changes in the estimated obligation resulting from revisions to estimated timing or amount of future cash flows are recognized as a change in the asset retirement obligation and the related asset retirement cost.

Amortization of asset retirement costs is included in depreciation, depletion and amortization in the Consolidated Statement of Earnings.  Increases in the asset retirement obligations resulting from the passage of time are recorded as accretion of asset retirement obligation in the Consolidated Statement of Earnings.

Actual expenditures incurred are charged against the accumulated asset retirement obligation.

T)STOCK-BASED COMPENSATION

Obligations for payments of cash or common shares under Encana’s stock-based compensation plans are accrued over the vesting period, net of forfeitures, using fair values.  Fair values are determined using observable share prices and/or pricing models such as the Black-Scholes-Merton option-pricing model.  For equity-settled stock-based compensation plans, fair values are determined at the grant date and are recognized over the vesting period as compensation costs with a corresponding credit to shareholders’ equity.  For cash-settled stock-based compensation plans, fair values are determined at each reporting date and periodic changes are recognized as compensation costs, with a corresponding change to liabilities.

Obligations for payments for share units of Cenovus Energy Inc. (“Cenovus”) held by Encana employees are accrued as compensation costs based on the fair value of the financial liability.

U)LEASES

Leases entered into for the use of an asset are classified as either capital or operating leases.  Capital leases transfer to the Company substantially all of the risks and benefits incidental to ownership of the leased item.  Capital leases are capitalized upon commencement of the lease term at the lower of the fair value of the leased asset or the present value of the minimum lease payments.  Capitalized leased assets are amortized over the estimated useful life of the asset if the lease arrangement contains a bargain purchase option or ownership of the leased asset transfers at the end of the lease term.   Otherwise, the leased assets are amortized over the lease term.  Amortization of capitalized leased assets is included in depreciation, depletion and amortization in the Consolidated Statement of Earnings.  All other leases are classified as operating leases and the payments are recognized on a straight-line basis over the lease term.

V)FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques include the market, income, and cost approach.  The market approach uses information generated by market transactions involving identical or comparable assets or liabilities; the income approach converts estimated future amounts to a present value; and the cost approach is based on the amount that currently would be required to replace an asset.

Inputs used in determining fair value are characterized according to a hierarchy that prioritizes those inputs based on the degree to which they are observable. The three input levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs represent quoted prices in active markets for identical assets or liabilities, such as exchange-traded commodity derivatives.

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Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets or other market corroborated inputs.

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Level 3 – Inputs that are not observable from objective sources, such as forward prices supported by little or no market activity or internally developed estimates of future cash flows used in a present value model.

In determining fair value, the Company utilizes the most observable inputs available. If a fair value measurement reflects inputs at multiple levels within the hierarchy, the fair value measurement is characterized based on the lowest level of input that is significant to the fair value measurement.

Recurring fair value measurements are performed for risk management assets and liabilities and for share units issued as part of the Split Transaction, as discussed in Notes 15 and 20.  The carrying amount of cash and cash equivalents, accounts receivable and accounts payable reported on the Consolidated Balance Sheet approximates fair value. The fair value of long-term debt is disclosed in Note 12.  Fair value information related to pension plan assets is included in Note 19.

Certain non-financial assets and liabilities are initially measured at fair value, such as asset retirement obligations and certain assets and liabilities acquired in business combinations or through non-monetary exchange transactions.

W)RISK MANAGEMENT ASSETS AND LIABILITIES

Risk management assets and liabilities are derivative financial instruments used by Encana to manage economic exposure to market risks relating to commodity prices, foreign currency exchange rates and interest rates.  The use of these derivative instruments is governed under formal policies and is subject to limits established by the Board of Directors (“Board”).  The Company’s policy is not to utilize derivative financial instruments for speculative purposes.

Derivative instruments that do not qualify for the normal purchases and sales exemption are measured at fair value with changes in fair value recognized in net earnings.  The fair values recorded in the Consolidated Balance Sheet reflect netting the asset and liability positions where counterparty master netting arrangements contain provisions for net settlement.  Realized gains or losses from financial derivatives related to natural gas and oil commodity prices are recognized in revenues as the contracts are settled.  Realized gains or losses from financial derivatives related to power commodity prices are recognized in transportation and processing expense as the related power contracts are settled.  Unrealized gains and losses are recognized in revenues and transportation and processing expense accordingly, at the end of each respective reporting period based on the changes in fair value of the contracts.

X)COMMITMENTS AND CONTINGENCIES

Liabilities for loss contingencies arising from claims, assessments, litigation, environmental and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. These accruals are adjusted as additional information becomes available or circumstances change.

Y)RECENT ACCOUNTING PRONOUNCEMENTS

CHANGES IN ACCOUNTING POLICIES AND PRACTICES

On January 1, 2013, Encana adopted the following accounting standards updates issued by the Financial Accounting Standards Board (“FASB”), which have not had a material impact on the Company’s Consolidated Financial Statements:

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Accounting Standards Update 2011-11, “Disclosures about Offsetting Assets and Liabilities”, and Accounting Standards Update 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, require disclosure of both gross and net information about certain financial instruments eligible for offset in the balance sheet and certain financial instruments subject to master netting arrangements.  The amendments have been applied retrospectively.

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Accounting Standards Update 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”, requires enhanced disclosures about amounts reclassified out of accumulated other comprehensive income.  The amendments have been applied prospectively.

NEW STANDARDS ISSUED NOT YET ADOPTED

As of January 1, 2014, Encana will be required to adopt the following accounting standards updates issued by the FASB, which are not expected to have a material impact on the Company’s Consolidated Financial Statements:

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Accounting Standards Update 2013-04,  “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date”, clarifies guidance for the recognition, measurement and disclosure of liabilities resulting from joint and several liability arrangements.  The amendments will be applied retrospectively.

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Accounting Standards Update 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity”, clarifies the applicable guidance for certain transactions that result in the release of the cumulative translation adjustment into net earnings.  The amendments will be applied prospectively.

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Accounting Standards Update 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”, clarifies that a liability related to an unrecognized tax benefit or portions thereof should be presented as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward, except under specific situations.  The amendments will be applied prospectively.